SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF ACTIVITY IN ALLOWANCE FOR CREDIT LOSSES RELATED TO ACCOUNTS AND NOTES RECEIVABLE AND OTHER RECEIVABLES FROM RELATED PARTIES

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the six months ended June 30, 2025, and 2026:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Balance at beginning of the period	10,965	6,750
Current period provision	11,874	2,007
Reversals	(309)	(215)
Write off	(2,083)	(3,208)
Balance at end of the period	20,447	5,334